Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) - Investment Accounted Fair Value [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 1,819		¥ 1,457
Additions	371		282
Disposals	(63)		(128)
Net unrealized fair value increase recognized in earnings	151		197
Foreign currency translation adjustments	(40)		11
Ending balance	¥ 2,238	$ 343	¥ 1,819